Stockholders' Equity (10K) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stockholders' Equity [Abstract]
Stock Compensation Plans Information Summary

Information with respect to the Stock Compensation Plans at December 31, 2014 is as follows:

	1999 Option Plan	2009 Stock Compensation Plan	2011 Stock Compensation Plan	Individual Plans
Shares authorized for issuance	4,000	7,000	150,000	—
Option vesting period	Quarterly over 3 years	Quarterly over 3 years	Immediate/Quarterly over 3 years	Quarterly over 3 years
Date adopted by stockholders	June 2009	—	November 2011	—
Option term	7 Years	7 Years	7 Years	7 Years
Options outstanding	0.02	0.34	57	0.1
Options exercisable	0.02	0.34	45	0.1
Weighted average exercise price	$250.00	$131.25	$57.50	$187.50

Key assumptions for fair value calculation, stock options
The fair value calculations are based on the following assumptions:
	Nine Months Ended September 30, 2015	Nine Months Ended September 30, 2014
Risk free interest rate	0.04% − 3.28%	0.04% − 3.73%
Expected life (years)	3.26 – 6.33	2.82 – 7.00
Expected volatility	120.74% – 198.38%	93.63% – 198.38%
Expected dividends	None	None

The fair value calculations are based on the following assumptions:
	Year Ended December 31, 2014	Year Ended December 31, 2013
Risk free interest rate	0.04% - 3.73%	0.40% - 4.92%
Expected life (years)	3.26 - 7.00	2.82 - 7.00
Expected volatility	91.99% - 198.38%	91.99% - 198.38%
Expected dividends	None	None
Estimated average forfeiture rate	10%	10%

Allocation of stock-based compensation expense related to stock option grants

The following table summarizes the allocation of stock-based compensation expense related to stock option grants for the three- and nine-month periods ended September 30, 2015 and 2014.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Research and development	$35	$16	$148	$64
Sales and marketing	26	17	112	54
General and administrative	47	29	192	112
Director options	8	3	35	12
Stock-based compensation expense	$116	$65	$487	$242

There were no stock options exercised during the years ended December 31, 2014 and 2013.
	Year Ended December 31, 2014	Year Ended December 31, 2013
Research and development	$77	$262
Sales and marketing	72	100
General and administrative	134	410
Director options	15	47
Stock-based compensation expense included in operating expenses	$298	$819

Summary of option activity

A summary of option activity under the Company’s plans as of September 30, 2015 and 2014 is as follows:

	2015				2014
Options	Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1,	58	$50.00		$—	56	$62.50		$—
Granted	29	$25.00		$—	2	$37.50		$—
Forfeited or expired	(2)	$37.50		$—	(1)	$62.50		$—
Outstanding at September 30	85	$50.00	4.39	$—	57	$62.50	4.30	$—
Vested and expected to vest at September 30	83	$37.50	3.21	$—	51	$62.50	4.30	$—
Exercisable at September 30	56	$50.00	3.53	$—	44	$62.50	3.98	$—

The summary activity for the Company’s 2009 and 2011 Stock Compensation Plans, the 1999 Option Plan and Individual Plans is as follows:

	December 31, 2014				December 31, 2013
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life
Outstanding at beginning of period	56	$62.50			36	$62.50
Granted	4	$25.00	$27		21	$50.00	—
Forfeited/ Cancelled	(2)	$137.50			(1)	$137.50
Outstanding at period end	58	$50.00	—	4.18	56	$62.50	—	5.02
Options vested and exercisable at period end	46	$62.50	$7	3.86	35	$62.50	—	4.61
Weighted average grant-date fair value of options granted during the period	$50.00				$50.00

Summary of the significant ranges of outstanding and exercisable options

The following table summarizes significant ranges of outstanding and exercisable options as of September 30, 2015:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price Per Share	Number Outstanding	Weighted Average Exercise Price Per Share
$ 12.50 – $25.00	2	6.23	$25.00	1	$25.00
$ 25.00 – $37.50	43	5.21	$25.00	18	$25.00
$ 37.50 – $75.00	25	4.06	$62.50	22	$62.50
$ 75.00 – $250.00	15	2.32	$87.50	15	$87.50
	85	4.39	$50.00	56	$50.00

The following table summarizes significant ranges of outstanding and exercisable options as of December 31, 2014:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$0.00 – $625.00	58	4.18	$50.00	46	$62.50

Summary of the status of the Company's non-vested shares

The following table summarizes the Company’s non-vested option shares as of September 30, 2015:

Non-vested Option Shares	Shares	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2015	12	$50.00
Granted	29	$25.00
Forfeited	(1)	$25.00
Vested	(11)	$37.50
Non-vested at September 30, 2015	29	$25.00

A summary of the status of the Company’s non-vested shares as of December 31, 2014 is as follows:

Non-vested Shares	Shares	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2013	21	$50.00
Granted	4	$50.00
Forfeited	(1)	$37.50
Vested	(12)	$50.00
Non-vested at December 31, 2014	12	$50.00

Information with respect to the classes of Preferred Stock

Information with respect to the class of Preferred Stock at September 30, 2015 is as follows:

Class of Preferred Stock	Annual Dividend	Annual Dividend Payable, in Cash or In Kind	Liquidation Preference	Conversion Price	Total Preferred Shares Outstanding	Common Shares to be issued if Fully Converted
Series A-1	8%	Quarterly in Arrears	$1.00	$0.1400	929	5
Series B	10%	Quarterly in Arrears	$1.50	$0.0433	13,191	244
Series C	10%	Quarterly in Arrears	$1.50	$0.0225	5,356	190
Series D-1	10%	Quarterly in Arrears	$1.00	$0.0225	7,878	280
Series D-2	10%	Quarterly in Arrears	$1.00	$0.0500	6,223	100

Information with respect to the classes of Preferred Stock at December 31, 2014 is as follows:

Class of Preferred Stock	Issue Date	Annual Dividend	Annual Dividend Payable, in Cash or In Kind	Liquidation Preference	Conversion Price	Total Preferred Shares Outstanding	Common Shares to be issued if Fully Converted
Series A-1	May 2008	8%	Quarterly in Arrears	$1.00	$0.1400	875	5
Series B	August 2010	10%	Quarterly in Arrears	$1.50	$0.0433	12,251	226
Series C	December/ March 2011	10%	Quarterly in Arrears	$1.50	$0.0225	4,975	177
Series D-1	November 2012/ May and December 2013	10%	Quarterly in Arrears	$1.00	$0.0225	5,800	206
Series D-2	November 2012/ May and December 2013	10%	Quarterly in Arrears	$1.00	$0.0500	5,720	92
Total							706

Information with respect to dividends issued on the Company's preferred stock

Information with respect to in-kind dividends issued on the Company’s Preferred Stock for the three and nine-month periods ended September 30, 2015 and September 30, 2014 is as follows:

	Dividends				Beneficial Conversion Feature Related to Dividends
	Three Months Ended September 30,		Nine Months Ended September 30,		Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014	2015	2014	2015	2014
Series A-1	$18	$22	$53	$63	$—	$—	$—	$—
Series B	324	294	939	852	—	—	—	—
Series C	132	119	382	345	—	64	13	114
Series D-1	192	128	516	329	—	107	16	151
Series D-2	153	145	445	400	—	—	—	—
Total	$819	$708	$2,335	$1,989	$—	$171	$29	$265

Information with respect to dividends issued on the Company’s Preferred stock for the years ended December 31, 2014 and 2013 is as follows:

	December 31,		December 31,
	2014	2013	2014	2013
	Dividends		Beneficial Conversion Feature Related to dividends
Series A-1	$82	$78	$—	$—
Series B	1,149	1,044	—	—
Series C	468	433	152	191
Series D-1	472	131	195	59
Series D-2	541	402	—	—
Total	$2,712	$2,088	$347	$250

Summary of warrants excercises

A summary of the warrant activity is as follows:

	September 30, 2015		September 30, 2014
	Warrants	Weighted Average Exercise Price Per Share	Warrants	Weighted Average Exercise Price Per Share
Outstanding at beginning of period	171	$35.500	62	$36.125
Issued	32	24.125	100	34.375
Expired/Cancelled	(13)	62.50	(22)	28.125
Outstanding at end of period	190	$33.00	139	$35.75
Exercisable at end of period	190	$33.00	139	$35.75

Summary of Warrant exercises in 2014 and 2013:

	December 31,2014			December 31, 2013
	Warrants	Common Shares Issued	Cash received	Warrants	Common Shares Issued	Cash received
	—	—	$—	1	1	$29
	—	—	$—	9	2	$—
Total	—	—	$—	10	3	$29

Summary of warrants issued to related party and other

Summary of warrants issued in 2014 and 2013:

	December 31, 2014			December 31, 2013
	Related Party	Other	Total	Related Party	Other	Total
Warrants issued in connection with Notes	—	—	—	16	2	18
Warrants issued with purchase of Series D Preferred	5	12	17	8	8	16
Warrants issued in the December Series D Preferred exchange				2	6	8
Warrants issued with line of credit	—	9	9	—	—	—
Contingent Warrants issued	27	70	97	—	—	—
Total	32	91	123	26	16	42

Summary of the warrants issued

A summary of the warrant activity is as follows:

	September 30, 2015		September 30, 2014
	Warrants	Weighted Average Exercise Price Per Share	Warrants	Weighted Average Exercise Price Per Share
Outstanding at beginning of period	171	$35.500	62	$36.125
Issued	32	24.125	100	34.375
Expired/Cancelled	(13)	62.50	(22)	28.125
Outstanding at end of period	190	$33.00	139	$35.75
Exercisable at end of period	190	$33.00	139	$35.75

A summary of the outstanding warrants is as follows:

	December 31, 2014		December 31, 2013
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding at beginning of period	62	$36.125	121	$33.625
Issued	123	$34.375	42	$33.375
Exercised	—	—	(10)	$28.125
Expired	(14)	$28.125	(91)	$28.750
Outstanding at end of period	171	$35.50	62	$36.125
Exercisable at end of period	171	$35.50	62	$36.125

Status of the warrants outstanding

A summary of the status of the warrants outstanding and exercisable as of September 30, 2015 is as follows:

Number of Warrants		Weighted Average Remaining Life (Years)	Weighted Average Exercise Price Per Share
Warrants	22	2.52	$28.125
Warrants	155	1.26	$34.375
Warrants	3	0.13	$62.50
Warrants	10	2.83	$15.625
	190	1.48	$33.00

A summary of the status of the warrants outstanding as of December 31, 2014 is as follows:

Number of Warrants Outstanding and Exercisable	Weighted Average Remaining Life	Weighted Average Exercise Price per share
7	1.95	$34.375
164	0.52	$62.500
171	1.89	$35.500